Derivative Liability	12 Months Ended
Jun. 30, 2022
Derivative Liability [Abstract]
Derivative Liability
10.	Derivative Liability

Conversion feature of Debentures

Upon issuance of the Debentures in February 2021, the Company allocated the conversion feature component valued at $442,589 as a derivative liability.

During the year ended June 30, 2021, a gain on change in fair value on the conversion feature of $32,676 was recorded on the consolidated statements of loss and comprehensive loss.

During the year ended June 30, 2022, a gain on change in fair value on the conversion feature of $153,155 was recorded on the consolidated statements of loss and comprehensive loss up to the conversion of the Debentures. As a result of the conversion, a fair value of $256,758 was allocated to share capital.

IPO Finders’ Warrants

In connection with the IPO which closed on November 23, 2021, the Company issued 184,000 Finders’ Warrants exercisable at USD $9.375 before November 23, 2026. The fair value of these Finders’ Warrants was estimated at $1,237,681 using Black-Scholes with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.58%, and an expected life of five years.

As at June 30, 2022, the derivative liability related to the Finders’ Warrants was measured at a fair value of $286,997 using Black-Scholes with the following assumptions: share price of USD $2.40, exercise price of USD $9.375, expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.10% and an estimated remaining life of 4.40 years. During the year ended June 30, 2022, the Company recorded a fair value decrease of $950,684 on the derivative liability related to the Finders’ Warrants.

The changes to the derivative liabilities for the years ended June 30, 2022 and 2021 are as follows:

$
Balance, June 30, 2020	-
Fair value of derivative liability on date of issuance	442,589
Fair value changes of derivative liability – conversion feature	(32,676)
Balance, June 30, 2021	409,913
Fair value changes of derivative liability – conversion feature	(153,155)
Fair value allocated on conversion of Debentures	(256,758)
Fair value of derivative liability – Finders’ Warrants	1,237,681
Fair value changes of derivative liability – Finders’ Warrants	(950,684)
Balance, June 30, 2022	286,997